SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-08188

                    AllianceBernstein High Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                      Date of fiscal year end:  October 31

             Date of reporting period: July 1, 2010 - June 30, 2011

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-08188
Reporting Period: 07/01/2010 - 06/30/2011
AllianceBernstein High Income Fund, Inc.









====================== ALLIANCEBERNSTEIN HIGH INCOME FUND ======================


ALLIANCEBERNSTEIN FUNDS

Ticker:                      Security ID:  018616755
Meeting Date: NOV 05, 2010   Meeting Type: Annual
Record Date:  SEP 09, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John H. Dobkin           For       For          Management
1.2   Elect Director Michael J. Downey        For       For          Management
1.3   Elect Director William H. Foulk, Jr.    For       For          Management
1.4   Elect Director D. James Guzy            For       For          Management
1.5   Elect Director Nancy P. Jacklin         For       For          Management
1.6   Elect Director Robert M. Keith          For       For          Management
1.7   Elect Director Garry L. Moody           For       For          Management
1.8   Elect Director Marshall C. Turner, Jr.  For       For          Management
1.9   Elect Director Earl D. Weiner           For       For          Management
2     Amend Investment Advisory Agreement     For       For          Management
3     Amend Investment Advisory Agreement     For       For          Management
4     Amend Restated Declaration of Trust     For       For          Management
5     Amend Charters for Certain Funds        For       For          Management
      Organized as Maryland Corporations
6     Approve Change of Fundamental           For       For          Management
      Investment Policy Related to
      Commodities
7     Change Fundamental Investment Objective For       For          Management
      to Non-fundamental


--------------------------------------------------------------------------------

AMERICAN MEDIA OPERATIONS INC

Ticker:                      Security ID:  02744RAT4
Meeting Date: NOV 15, 2010   Meeting Type: Written Consent
Record Date:  NOV 01, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management


--------------------------------------------------------------------------------

GREEKTOWN SUPERHOLDINGS, INC.

Ticker:                      Security ID:  392485108
Meeting Date: JUN 08, 2011   Meeting Type: Annual
Record Date:  APR 20, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Bitove              For       For          Management
1.2   Elect Director George Boyer             For       For          Management
1.3   Elect Director Michael E. Duggan        For       For          Management
1.4   Elect Director Benjamin C. Duster, IV   For       For          Management
1.5   Elect Director Freman Hendrix           For       For          Management
1.6   Elect Director Yvette E. Landau         For       For          Management


--------------------------------------------------------------------------------

KEYSTONE AUTOMOTIVE OPERATIONS INC., PENNSYLVANIA

Ticker:                      Security ID:  49338PAB0
Meeting Date: MAR 16, 2011   Meeting Type: Written Consent
Record Date:  FEB 15, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      For       For          Management


--------------------------------------------------------------------------------

NEENAH CORPORATION

Ticker:                      Security ID:  640071AR7
Meeting Date: JUL 02, 2010   Meeting Type: Written Consent
Record Date:  APR 30, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out Release                         None      Abstain      Management


--------------------------------------------------------------------------------

PRIDE INTERNATIONAL, INC.

Ticker:       PDE            Security ID:  74153QAH5
Meeting Date: MAY 27, 2011   Meeting Type: Written Consent
Record Date:  MAY 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Amendments                          For       Did Not Vote Management


--------------------------------------------------------------------------------

TERRESTAR NETWORKS INC

Ticker:                      Security ID:  881452AA4
Meeting Date: FEB 18, 2011   Meeting Type: Written Consent
Record Date:  DEC 29, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      For       For          Management


--------------------------------------------------------------------------------

TRUVO SUBSIDIARY CORP

Ticker:                      Security ID:  92926TAA2
Meeting Date: OCT 01, 2010   Meeting Type: Written Consent
Record Date:  SEP 01, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Did Not Vote Management
2     Please Mark  FOR  If You Are A US       None      Did Not Vote Management
      Resident. Please Mark AGAINST  If You
      Are Not A Us Resident


--------------------------------------------------------------------------------

VISTEON CORPORATION

Ticker:       VC             Security ID:  92839UAC1
Meeting Date: JUL 30, 2010   Meeting Type: Written Consent
Record Date:  JUN 25, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization Plan             For       Did Not Vote Management
2     Opt Out Release                         None      Did Not Vote Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein High Income
                                          Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2011


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary